RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2021 and March 31, 2020, the Fund entered into several transactions with various former and current affiliates of the general partner, including Boston Capital Partners, Inc., , Boston Capital Holdings Limited Partnership,  Boston Capital Asset Management Limited Partnership, and BF Garden Companion Limited Partnership (formerly known as Boston Capital Companion Limited Partnership) as follows:

The Fund originally incurred an annual fund management fee to Boston Capital Asset Management Limited Partnership, a former affiliate of the general partner.  As part of the sale disclosed in Note A, the fund management fee is now payable to BF Garden Companion Limited Partnership (formerly known as Boston Capital Companion Limited Partnership), an affiliate of the general partner as of December 15, 2020, in an amount equal to .5 percent of the aggregate cost of the apartment complexes owned by the operating limited partnerships, less the amount of certain asset management and reporting fees paid by the operating limited partnerships.  The fund management fees earned and the reporting fees paid by the operating limited partners for the years ended March 2021 and 2020 are as follows:

		2021
	Gross Fund	Asset Management and	Fund Management Fee net of Asset
	Management Fee	Reporting Fee	Management and Reporting Fee
Series 20	$—	$—	$—
Series 21	—	—	—
Series 22	—	—	—
Series 23	—	—	—
Series 24	—	—	—
Series 25	—	—	—
Series 26	15,044	—	15,044
Series 27	—	—	—
Series 28	—	—	—
Series 29	21,752	—	21,752
Series 30	—	—	—
Series 31	—	—	—
Series 32	50,243	13,516	36,727
Series 33	34,323	13,516	20,807
Series 34	24,102	4,200	19,902
Series 35	—	—	—
Series 36	—	—	—
Series 37	—	—	—
Series 38	—	—	—
Series 39	—	—	—
Series 40	—	—	—
Series 41	107,516	18,082	89,434
Series 42	55,995	3,129	52,866
Series 43	45,534	13,296	32,238
Series 44	121,260	30,907	90,353
Series 45	135,226	37,353	97,873
Series 46	185,830	14,678	171,152
	$796,825	$148,677	$648,148

		2020
			Fund Management Fee net of Asset
	Gross Fund	Asset Management and	Management and Reporting
	Management Fee	Reporting Fee	Fee
Series 20	$—	$—	$—
Series 21	—	—	—
Series 22	—	—	—
Series 23	—	—	—
Series 24	28,397	2,356	26,041
Series 25	—	—	—
Series 26	45,474	1,000	44,474
Series 27	21,000	6,380	14,620
Series 28	20,112	2,000	18,112
Series 29	29,040	4,566	24,474
Series 30	—	—	—
Series 31	4,308	70,826	(66,518)
Series 32	74,518	13,000	61,518
Series 33	46,188	20,920	25,268
Series 34	40,344	3,000	37,344
Series 35	28,735	3,200	25,535
Series 36	10,650	—	10,650
Series 37	—	—	—
Series 38	22,065	3,000	19,065
Series 39	—	—	—
Series 40	52,310	7,380	44,930
Series 41	134,220	29,355	104,865
Series 42	92,228	3,460	88,768
Series 43	98,207	11,231	86,976
Series 44	192,805	28,235	164,570
Series 45	233,935	24,327	209,608
Series 46	209,196	47,404	161,792
	$1,383,732	$281,640	$1,102,092

All fund management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2021 and 2020, total fund management fees accrued were $12,664,070 and $13,107,778, respectively.

The fund management fees paid for the years ended March 31, 2021 and 2020, are as follows:

	2021	2020
Series 20	$—	$—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	28,397
Series 25	—	—
Series 26	12,845	45,474
Series 27	—	21,000
Series 28	—	20,112
Series 29	—	—
Series 30	—	—
Series 31	—	4,308
Series 32	128,907	209,532
Series 33	29,331	1,145,475
Series 34	—	284,500
Series 35	—	28,735
Series 36	—	10,650
Series 37	—	—
Series 38	—	22,065
Series 39	—	—
Series 40	—	2,276,523
Series 41	64,500	—
Series 42	19,259	92,228
Series 43	45,534	266,466
Series 44	84,442	2,671,325
Series 45	742,389	216,448
Series 46	113,326	—
	$1,240,533	$7,343,238

An affiliate of the general partner of the Fund has advanced funds to pay some operating expenses of the fund, and to make advances and/or loans to operating limited partnerships. These advances are included in accounts payable to affiliates.

During the year ended March 31, 2020, an affiliate of the general partner of the Fund was paid a total of $235,634 by Series 44 for reimbursements of operating expenses of the Fund previously recorded.

General and administrative expenses and professional fees incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, and Boston Capital Asset Management Limited Partnership for each series for the years ended March 31, 2021 and 2020, charged to each series’ operations are as follows:

	2021	2020
Series 20	$—	$—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	53,742
Series 25	—	—
Series 26	14,497	19,282
Series 27	—	75,863
Series 28	—	56,652
Series 29	13,951	19,154
Series 30	—	—
Series 31	—	54,225
Series 32	14,483	19,051
Series 33	13,213	16,131
Series 34	13,771	17,491
Series 35	—	52,856
Series 36	—	51,100
Series 37	—	—
Series 38	—	53,075
Series 39	—	—
Series 40	—	58,885
Series 41	13,573	18,140
Series 42	13,362	17,263
Series 43	14,008	18,989
Series 44	13,363	16,847
Series 45	14,296	21,460
Series 46	13,508	18,852
	$152,025	$659,058